Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,549	$ 1,079	¥ 10,995
Amount due from subsidiaries	241,409	34,521	244,981
Other current assets	800	114
Total current assets	249,758	35,714	255,976
Non-current assets
Intangible assets	10,947	1,565	12,504
Investment in subsidiaries	(167,698)	(23,979)	(126,637)
Total non-current assets	(156,751)	(22,414)	(114,133)
Total assets	93,007	13,300	141,843
LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accounts payable			1,642
Amount due to subsidiaries	9,142	1,307	8,231
Total liabilities	9,142	1,307	9,873
Shareholders’ equity:
Ordinary shares ((US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,152,740,747 and 1,423,285,396 issued and outstanding as of December 31, 2024 and December 31, 2025, respectively)	126	18	119
Additional paid-in capital	312,339	44,664	267,626
Statutory reserve	7,596	1,086	7,411
Accumulated deficit	(238,117)	(34,050)	(143,585)
Accumulated other comprehensive income (loss)	1,921	275	399
Total shareholders’ equity	83,865	11,993	131,970
Total liabilities and shareholders’ equity	¥ 93,007	$ 13,300	¥ 141,843